Accounts Receivable Arrangements	12 Months Ended
Nov. 30, 2020
Transfers and Servicing [Abstract]
Accounts Receivable Arrangements
NOTE 8—ACCOUNTS RECEIVABLE ARRANGEMENTS:
The Company has an uncommitted supply-chain financing program with a global financial institution under which trade accounts receivable of certain customers and their affiliates may be acquired, without recourse, by the financial institution. Available capacity under this program is dependent on the level of the Company’s trade accounts receivable with these customers and the financial institution’s willingness to purchase such receivables. As of November 30, 2020, and 2019, accounts receivable sold to and held by the financial institution under this program were $15,572 and $32,272, respectively. Discount fees related to the sale of trade accounts receivable under this facility are included in “Interest expense and finance charges, net” in the Consolidated Statements of Operations. During the fiscal years ended November 30, 2020, 2019 and 2018, discount fees were $3,176, $2,256 and $1,594, respectively.
SYNNEX Japan, the Company’s Japanese subsidiary, has arrangements with financial institutions for the sale and financing of approved accounts receivable and notes receivable. The amounts outstanding under these arrangements that were sold, but not collected, as of November 30, 2020 and 2019 were $5,798 and $2,856, respectively.
The Company also has other financing agreements in North America with financial institutions (“Flooring Companies”) to allow certain customers of the Company to finance their purchases directly with the Flooring Companies. Under these agreements, the Flooring Companies pay to the Company the selling price of products sold to various customers, less a discount, within approximately 15 to 30 days from the date of sale. The Company is contingently liable to repurchase inventory sold under flooring agreements in the event of any default by its customers under the agreement and such inventory being repossessed by the Flooring Companies. See
Note 16
- Commitments and Contingencies for further information.
The following table summarizes the net sales financed through flooring agreements and the flooring fees incurred:

	Fiscal Years Ended November 30,
	2020	2019	2018
Net sales financed	$2,092,218	$1,961,379	$1,734,860
Flooring fees (1)	13,277	13,130	10,698

(1)	Flooring fees are included within “Interest expense and finance charges, net.”
As of November 30, 2020, and 2019, accounts receivable subject to flooring agreements were $49,461 and $69,637, respectively.